Noncontrolling Interest	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Noncontrolling Interest

10. Noncontrolling Interest

Concurrently with the completion of the IPO, the Company consummated a series of transactions pursuant to which the Company became the sole general partner and majority owner of QualityTech, LP, which then became its operating partnership. The previous owners of QualityTech, LP retained 21.2% ownership of the Operating Partnership as of September 30, 2014.

Commencing at any time beginning November 1, 2014, at the election of the holders of the noncontrolling interest, the Class A units are redeemable for cash or, at the election of the Company common stock of the Company on a one-for-one basis.

12.    Noncontrolling Interest

Concurrently with the completion of the IPO, QTS Realty Trust, Inc. consummated a series of transactions pursuant to which the Company became the sole general partner and majority owner of QualityTech, LP, which then became its operating partnership. The previous owners of QualityTech, LP retained 21.2% ownership of the Operating Partnership as of December 31, 2013.

Commencing at any time beginning November 1, 2014, at the election of the holders of the noncontrolling interest, the Class A units are redeemable for cash or, at the election of the Company, common stock of the Company on a one-for-one basis.

Qualitytech, LP [Member]
Noncontrolling Interest

10. Noncontrolling Interest

Concurrently with the completion of the IPO, the Company consummated a series of transactions pursuant to which the Company became the sole general partner and majority owner of QualityTech, LP, which then became its operating partnership. The previous owners of QualityTech, LP retained 21.2% ownership of the Operating Partnership as of September 30, 2014.

Commencing at any time beginning November 1, 2014, at the election of the holders of the noncontrolling interest, the Class A units are redeemable for cash or, at the election of the Company common stock of the Company on a one-for-one basis.

12.    Noncontrolling Interest

Concurrently with the completion of the IPO, QTS Realty Trust, Inc. consummated a series of transactions pursuant to which the Company became the sole general partner and majority owner of QualityTech, LP, which then became its operating partnership. The previous owners of QualityTech, LP retained 21.2% ownership of the Operating Partnership as of December 31, 2013.

Commencing at any time beginning November 1, 2014, at the election of the holders of the noncontrolling interest, the Class A units are redeemable for cash or, at the election of the Company, common stock of the Company on a one-for-one basis.